SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash held in banks	$ 12,965,099	$ 7,500,607
Guaranteed investment certificates	403,837	394,174
Cash and Cash Equivalents	$ 13,368,936	$ 7,894,781	$ 19,576,902	$ 23,075,713